Quarterly Holdings Report
for
Fidelity® Select Portfolios®
Energy Portfolio
November 30, 2024
ENE-NPRT3-0125
1.810683.120
Common Stocks - 99.9%
	Shares	Value ($)
CANADA - 12.2%
Energy - 12.2%
Oil, Gas & Consumable Fuels - 12.2%
Canadian Natural Resources Ltd	2,859,360	96,745,033
Cenovus Energy Inc	6,801,606	107,315,794
Imperial Oil Ltd (a)	385,100	28,402,861
Suncor Energy Inc (a)	704,500	27,841,852

TOTAL CANADA		260,305,540
FRANCE - 0.2%
Energy - 0.2%
Energy Equipment & Services - 0.2%
Vallourec SACA (b)	192,800	3,382,107
NORWAY - 0.3%
Energy - 0.3%
Energy Equipment & Services - 0.3%
Odfjell Drilling Ltd	1,485,118	6,550,636
UNITED ARAB EMIRATES - 0.1%
Energy - 0.1%
Energy Equipment & Services - 0.1%
Shelf Drilling Ltd (a)(b)(c)(d)	1,347,589	1,252,271
UNITED KINGDOM - 3.7%
Energy - 3.7%
Energy Equipment & Services - 3.7%
Subsea 7 SA	119,300	1,883,351
TechnipFMC PLC	2,435,872	76,413,305

TOTAL UNITED KINGDOM		78,296,656
UNITED STATES - 83.4%
Energy - 79.0%
Energy Equipment & Services - 10.7%
Halliburton Co	596,300	18,998,118
Liberty Energy Inc Class A	573,500	10,552,400
National Energy Services Reunited Corp (b)	4,107,920	36,314,013
Noble Corp PLC	282,800	9,465,316
Oceaneering International Inc (b)	231,830	6,950,263
Schlumberger NV	2,443,969	107,387,998
Tidewater Inc (b)	57,800	2,989,416
Valaris Ltd (b)	787,000	36,351,530
		229,009,054
Oil, Gas & Consumable Fuels - 68.3%
Antero Resources Corp (b)	957,000	31,284,330
Cheniere Energy Inc	505,112	113,150,139
Chevron Corp	720,217	116,624,739
Chord Energy Corp	78,652	10,029,703
ConocoPhillips	581,066	62,952,690
Diamondback Energy Inc	364,200	64,678,278
Energy Transfer LP	4,715,500	93,649,830
EOG Resources Inc	82,064	10,935,849
Exxon Mobil Corp	4,386,772	517,463,625
Hess Corp	405,000	59,607,900
Marathon Petroleum Corp	591,892	92,423,936
Northern Oil & Gas Inc	123,860	5,386,671
Occidental Petroleum Corp	1,377,415	69,669,651
Ovintiv Inc	982,100	44,606,982
Permian Resources Corp Class A	745,400	11,672,964
Phillips 66	174,673	23,402,689
Range Resources Corp	763,200	27,276,768
SM Energy Co	183,300	8,283,327
Targa Resources Corp	79,400	16,221,420
Valero Energy Corp	522,000	72,599,760
		1,451,921,251
Industrials - 1.3%
Machinery - 1.3%
Chart Industries Inc (a)(b)	139,900	27,035,675
Utilities - 3.1%
Independent Power and Renewable Electricity Producers - 3.1%
Vistra Corp	408,100	65,230,704
TOTAL UNITED STATES		1,773,196,684
TOTAL COMMON STOCKS (Cost $1,159,578,530)		2,122,983,894

Money Market Funds - 1.8%
	Yield (%)	Shares	Value ($)
Fidelity Securities Lending Cash Central Fund (e)(f) (Cost $39,334,306)	4.64	39,330,373	39,334,306

TOTAL INVESTMENT IN SECURITIES - 101.7% (Cost $1,198,912,836)	2,162,318,200
NET OTHER ASSETS (LIABILITIES) - (1.7)%	(35,182,803)
NET ASSETS - 100.0%	2,127,135,397

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933 and may be resold to qualified foreign investors outside of the United States. At the end of the period, the value of securities amounted to $1,252,271 or 0.1% of net assets.

(d)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,252,271 or 0.1% of net assets.

(e)	Investment made with cash collateral received from securities on loan.
(f)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund	392,136	169,142,805	169,535,185	168,750	244	-	-	0.0%
Fidelity Securities Lending Cash Central Fund	29,770,054	685,477,958	675,913,706	51,189	-	-	39,334,306	0.2%
Total	30,162,190	854,620,763	845,448,891	219,939	244	-	39,334,306

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.